DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	Boomerang Systems, Inc.
Entity Central Index Key	0000314712
Entity Filer Category	Smaller Reporting Company